Employee Incentive Plans	3 Months Ended
Mar. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Employee Incentive Plans
(10) Employee Incentive Plans

(a)         Long-Term Incentive Plans

The Partnership accounts for unit-based compensation in accordance with FASB ASC 718, which requires that compensation related to all unit-based awards, including unit options, be recognized in the consolidated financial statements.

The Partnership and ENLC each have similar unit-based compensation payment plans for officers and employees, which are described below.  Unit-based compensation associated with ENLC's unit-based compensation plan awarded to officers and employees of the Partnership are recorded by the Partnership since ENLC has no substantial or managed operating activities other than its interests in the Partnership and Midstream Holdings. Amounts recognized in the condensed consolidated financial statements with respect to these plans are as follows (in millions):

	Three Months Ended March 31,
	2015	2014
Cost of unit-based compensation allocated to Predecessor general and administrative expense (1)	$—	$2.8
Cost of unit-based compensation charged to general and administrative expense	11.9	1.0
Cost of unit-based compensation charged to operating expense	1.9	0.2
Total amount charged to income	$13.8	$4.0

(1)	Unit-based compensation expense was treated as a contribution by the Predecessor in the Consolidated Statement of Changes in Partners' Equity in 2014.

(b)  EnLink Midstream Partners, LP Restricted Incentive Units

The Partnership's restricted incentive units are valued at their fair value at the date of grant which is equal to the market value of common units on such date. A summary of the restricted incentive unit activity for the three months ended March 31, 2015 is provided below:

	Three Months Ended March 31, 2015
EnLink Midstream Partners, LP Restricted Incentive Units:	Number of Units	Weighted Average Grant-Date Fair Value
Non-vested, beginning of period	1,022,191	$31.25
Granted	542,723	27.07
Vested*	(244,998)	28.62
Forfeited	(55,193)	31.48
Non-vested, end of period	1,264,723	$29.96
Aggregate intrinsic value, end of period (in millions)	$31.3

 * Vested units include 84,860 units withheld for payroll taxes paid on behalf of employees.

The Partnership issued restricted incentive units in the first quarter of 2015 to officers and other employees. These restricted incentive units typically vest at the end of three years. In March 2015, the Partnership issued 128,675 restricted incentive units with a fair value of $3.4 million to officers and certain employees as bonus payments for 2014, which vested immediately and are included in the restricted units granted and vested line items above.

A summary of the restricted incentive units’ aggregate intrinsic value (market value at vesting date) and fair value of units vested during the three months ended March 31, 2015 are provided below (in millions):

Three Months Ended March 31,
EnLink Midstream Partners, LP Restricted Incentive Units:	2015
Aggregate intrinsic value of units vested	$6.8
Fair value of units vested	$7.0

As of March 31, 2015, there was $27.3 million of unrecognized compensation cost related to non-vested restricted incentive units. That cost is expected to be recognized over a weighted-average period of 2.2 years.

(c)  EnLink Midstream Partners, LP Performance Units

In March 2015, the Partnership and ENLC granted performance awards under the amended and restated EnLink Midstream GP, LLC Long-Term Incentive Plan (the "GP Plan") and the 2014 Long-Term Incentive Plan (the “LLC Plan”), respectively. The performance award agreements provide that the vesting of restricted incentive units granted thereunder is dependent on the achievement of certain total shareholder return (“TSR”) performance goals relative to the TSR achievement of a peer group of companies (the “Peer Companies”) over the applicable performance period. The performance award agreements contemplate that the Peer Companies for an individual performance award (the “Subject Award”) are the companies comprising the Alerian MLP Index for Master Limited Partnerships (“AMZ”), excluding the Partnership and ENLC (collectively, "EnLink"), on the grant date for the Subject Award. The performance units will vest based on the percentile ranking of the average of the Partnership’s and ENLC’s TSR achievement ("EnLink TSR") for the applicable performance period relative to the TSR achievement of the Peer Companies.

At the end of the vesting period, recipients receive distribution equivalents with respect to the number of performance units vested. The vesting of units may be between zero and 200 percent of the units granted depending on EnLink’s TSR as compared to the peer group on the vesting date. The fair value of each performance unit is estimated as of the date of grant using a Monte Carlo simulation with the following assumptions used for all performance unit grants made under the plan: (i) a risk-free interest rate based on United States Treasury rates as of the grant date; (ii) a volatility assumption based on the historical realized price volatility of the Partnership and the designated peer group; (iii) an estimated ranking of the Partnership among the designated peer group and (iv) the distribution yield. The fair value of the unit on the date of grant is expensed over a vesting period of three years. The following table presents a summary of the grant-date fair values of performance units granted and the related assumptions.

Three Months Ended March 31,
2015
Beginning TSR Price	$27.68
Risk-free interest rate	0.99%
Volatility factor	33.01%
Distribution yield	5.66%

The following table presents a summary of the Partnership's performance units.

	Three Months Ended March 31, 2015
EnLink Midstream Partners, LP Performance Units:	Number of Units	Weighted Average Grant-Date Fair Value
Non-Vested, beginning of period	—	$—
Granted	108,713	36.18
Vested	—	—
Non-vested, end of period	108,713	$36.18
Aggregate intrinsic value, end of period (in millions)	$2.7

As of March 31, 2015 there was $3.7 million of unrecognized compensation expense that related to non-vested Partnership performance units. That cost is expected to be recognized over a weighted-average period of 2.1 years.

(d)         EnLink Midstream, LLC’s Restricted Incentive Units

ENLC’s restricted incentive units are valued at their fair value at the date of grant which is equal to the market value of the common units on such date. A summary of the restricted incentive units activities for the three months ended March 31, 2015 is provided below:

	Three Months Ended March 31, 2015
EnLink Midstream, LLC Restricted Incentive Units:	Number of Units	Weighted Average Grant-Date Fair Value
Non-vested, beginning of period	986,472	$37.03
Granted	462,875	31.74
Vested*	(240,760)	35.71
Forfeited	(47,473)	36.60
Non-vested, end of period	1,161,114	$35.21
Aggregate intrinsic value, end of period (in millions)	$37.8

 * Vested units include 77,519 units withheld for payroll taxes paid on behalf of employees.

ENLC issued restricted incentive units in the first quarter of 2015 to officers and other employees. These restricted incentive units typically vest at the end of three years and are included in restricted incentive units outstanding. In March 2015, ENLC issued 102,543 restricted incentive units with a fair value of $3.4 million to officers and certain employees as bonus payments for 2014, which vested immediately and are included in the restricted units granted and vested line items above.
A summary of the restricted incentive units’ aggregate intrinsic value (market value at vesting date) and fair value of units vested during the three months ended March 31, 2015 are provided below (in millions):

Three Months Ended March 31,
EnLink Midstream, LLC Restricted Incentive Units:	2015
Aggregate intrinsic value of units vested	$8.3
Fair value of units vested	$8.6

As of March 31, 2015, there was $27.4 million of unrecognized compensation costs related to non-vested ENLC restricted incentive units. The cost is expected to be recognized over a weighted-average period of 2.1 years.

(e) EnLink Midstream, LLC's Performance Units

In March 2015, ENLC granted performance awards under the LLC Plan discussed in Note (c) above. At the end of the vesting period, recipients receive distribution equivalents with respect to the number of performance units vested. The vesting of units may be between zero and 200 percent of the units granted depending on EnLink’s TSR as compared to the peer group on the vesting date. The fair value of each performance unit is estimated as of the date of grant using a Monte Carlo simulation with the following assumptions used for all performance unit grants made under the plan: (i) a risk-free interest rate based on United States Treasury rates as of the grant date; (ii) a volatility assumption based on the historical realized price volatility of ENLC and the designated peer group; (iii) an estimated ranking of ENLC among the designated peer group and (iv) the distribution yield. The fair value of the unit on the date of grant is expensed over a vesting period of three years. The following table presents a summary of the grant-date fair values of performance units granted and the related assumptions.

Three Months Ended March 31,
EnLink Midstream, LLC Performance Units:	2015
Beginning TSR Price	$34.24
Risk-free interest rate	0.99%
Volatility factor	33.02%
Distribution yield	2.98%

The following table presents a summary of the ENLC's performance units.

	Three Months Ended March 31, 2015
EnLink Midstream, LLC Performance Units:	Number of Units	Weighted Average Grant-Date Fair Value
Non-Vested, beginning of period	—	$—
Granted	96,963	41.31
Vested	—	—
Non-vested, end of period	96,963	$41.31
Aggregate intrinsic value, end of period (in millions)	$3.2

As of March 31, 2015 there was $3.7 million of unrecognized compensation expense that related to non-vested ENLC performance units. That cost is expected to be recognized over a weighted-average period of 2.1 years.